Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 0.1	$ 0.1
Foreign currency derivative contracts	0.7	0.8
Total financial assets	3,729.3	3,779.4
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	59.7	50.2
Government And Corporate Debentures Fixed Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	3,008.9	2,997.3
Government And Corporate Debentures Floating Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	184.4	122.9
Government Sponsored Enterprises Debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	475.6	609.8
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	59.7	50.2
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	59.7	50.2
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	0.7	0.8
Total financial assets	3,669.6	3,729.2
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Fixed Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	3,008.9	2,997.3
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Floating Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	184.4	122.9
Fair Value, Inputs, Level 2 | Government Sponsored Enterprises Debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 475.6	$ 609.8